Derivatives and Other Financial Instruments - Schedule of Net Fair Values of Level 3 Derivative Instruments and Effect of Hypothetical Change (Increase or Decrease of 10%) in Market Prices or Rates (Detail)
$ in Millions
Dec. 31, 2015 USD ($)
Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset/(liability)	$ 966
Index change of + / - 10%	340
Embedded Credit Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset/(liability)	(35)
Index change of + / - 10%	4
Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset/(liability)	(2)
Index change of + / - 10%	$ 136